STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (USD $)	General Partner	Limited Partners	Total
PARTNERS' CAPITAL at Dec. 31, 2011	$ 1,650	$ 170,827,390	$ 170,829,040
PARTNERS' CAPITAL (in units) at Dec. 31, 2011			931,842
Increase (Decrease) in Partners' Capital
Subscriptions		779,303	779,303
Subscriptions (in units)			4,288
Net Profit (Loss)	(133)	(11,730,245)	(11,730,378)
Redemptions		(41,139,950)	(41,139,950)
Redemptions (in units)			(231,544)
PARTNERS' CAPITAL at Dec. 31, 2012	1,517	118,736,498	118,738,015
PARTNERS' CAPITAL (in units) at Dec. 31, 2012			704,586
Increase (Decrease) in Partners' Capital
Subscriptions		37,000	37,000
Subscriptions (in units)			220
Net Profit (Loss)	(101)	(6,729,841)	(6,729,942)
Redemptions		(41,137,145)	(41,137,145)
Redemptions (in units)			(254,056)
PARTNERS' CAPITAL at Dec. 31, 2013	1,416	70,906,512	70,907,928
PARTNERS' CAPITAL (in units) at Dec. 31, 2013			450,750
Increase (Decrease) in Partners' Capital
Subscriptions		22,000	22,000
Subscriptions (in units)			145
Net Profit (Loss)	222	8,290,358	8,290,580
Redemptions		(19,780,086)	(19,780,086)
Redemptions (in units)			(124,329)
PARTNERS' CAPITAL at Dec. 31, 2014	$ 1,638	$ 59,438,784	$ 59,440,422
PARTNERS' CAPITAL (in units) at Dec. 31, 2014			326,566